Condensed Interim Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Ordinary Shares [Member]	Accumulated Other Comprehensive Income [Member]	Additional Paid in Capital [Member]	Warrants [Member]	Accumulated Deficit [Member]	Total
Balance, beginning at Dec. 31, 2018	$ 73	$ 41	$ 233,721	$ 7,904	$ (188,646)	$ 53,093
Balance, shares beginning at Dec. 31, 2018	35,881,128
Statement Line Items [Line Items]
Comprehensive loss					(4,182)	(4,182)
Share based payments to employees and non-employees services			678			678
Balance, ending at Mar. 31, 2019	$ 73	41	234,399	7,904	(192,828)	49,589
Balance, shares ending at Mar. 31, 2019	35,881,128
Balance, beginning at Dec. 31, 2019	$ 73	(8)	235,974	7,904	(208,103)	35,840
Balance, shares beginning at Dec. 31, 2019	35,882,928
Statement Line Items [Line Items]
Comprehensive loss					(5,353)	(5,353)
Issuance of ordinary shares, net of issuance costs	$ 2		495			497
Issuance of ordinary shares, shares, net of issuance costs	483,930
Expired warrants			1,816	(1,816)
Share based payments to employees and non-employees services			452			452
Balance, ending at Mar. 31, 2020	$ 75	$ (8)	$ 238,737	$ 6,088	$ (213,456)	$ 31,436
Balance, shares ending at Mar. 31, 2020	36,366,858